Concentration, Risks, and Uncertainties (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Uninsured cash	$ 2,146,000	$ 177,600
Revenue from contract with customer	50,397,000	30,953,500
Customer Concentration Risk [Member] | Lennar Northwest, Inc [Member]
Revenue from contract with customer	$ 12,538,000	$ 7,015,000
Concentration risk revnue percentage	25.00%	23.00%